Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 25,589	$ 20,484
Federal funds sold and other overnight interest-bearing deposits	1,406	7,893
Cash and cash equivalents	26,995	28,377
Investment in available-for-sale securities, at fair value	214,512	235,054
Other investments and securities, at cost	9,796	8,037
Total investment securities	224,308	243,091
Loans	974,029	865,080
Allowances for loan losses	(9,886)	(8,604)
Net loans	964,143	856,476
Premises and equipment - net	35,522	36,389
Mortgage servicing rights	2,584	2,847
Other real estate owned and repossessed assets - net	14,162	15,992
Accrued interest receivable	5,183	4,853
Cash surrender value - life insurance	2,409	2,348
Other assets	11,742	10,548
Total assets	1,287,048	1,200,921
Deposits
Non-interest bearing demand	235,975	208,035
Savings, interest checking and money market	468,731	441,080
Time deposits $100,000 and over	152,256	132,244
Other time deposits	153,704	165,838
Total deposits	1,010,666	947,197
Federal funds purchased and securities sold under agreements to repurchase	31,015	56,834
Federal Home Loan Bank advances and other borrowings	93,392	50,000
Subordinated notes	49,486	49,486
Accrued interest payable	498	382
Other liabilities	10,974	9,736
Total liabilities	1,196,031	1,113,635
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 5,822,357 and 5,605,203 shares, respectively	5,822	5,605
Surplus	41,498	38,549
Retained earnings	51,671	48,700
Accumulated other comprehensive loss, net of tax	(3,801)	(2,018)
Treasury stock; 205,750 and 164,013 shares, at cost, respectively	(4,173)	(3,550)
Total stockholders' equity	91,017	87,286
Total liabilities and stockholders' equity	$ 1,287,048	$ 1,200,921